INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 — INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	March 31,	March 31,
	2026	2025
Software	$81,988	$-
Subtotal	81,988	-
Less: accumulated amortization	(6,832)	-
Intangible assets, net	$75,156	$-

Amortization was $6,641, $nil and $nil for the years ended March 31, 2026, 2025 and 2024, respectively.

Estimated future amortization expense for intangible assets as follows:

Years ending March 31,
2027	$16,398
2028	16,398
2029	16,398
2030	16,398
2031	9,564
$75,156